TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
TANGIBLE ASSETS
TANGIBLE ASSETS

NOTE 15 – TANGIBLE ASSETS

The movement of the carrying value amounts of tangible assets for the years ended on December 31, 2020,  2019 and 2018 is as follows:

		For own use (6)		Given in operating leases (1)		Right of use assets (6)		Investment properties (3)(6)		Biological assets		Total
Cost
Balance as of January 1, 2018	Ps.	8,497,557	Ps.	7,682	Ps.	—	Ps.	783,794	Ps.	66,139	Ps.	9,355,172
Purchases or capitalized expenses		547,668		1,641		—		61,300		20,900		631,509
Withdrawals / Sales (4)		(389,303)		(1,539)		—		(78,684)		(23,343)		(492,869)
Changes in fair value		—		—		—		39,415		20,606		60,021
Transfers to/from non-current assets held for sale		1,335		—		—		19,719		—		21,054
Effect of movements in exchange rates		120,766		—		—		—		—		120,766
Reclassifications		(37,538)		—		—		10,780		(96)		(26,854)
Balance as of December 31, 2018		8,740,485		7,784		—		836,324		84,206		9,668,799
Effects of amendments in accounting policies by rights of use		(91,604)		—		2,365,889		—		—		2,274,285
Purchases or capitalized expenses (2)		671,219		7,468		187,834		116,702		20,559		1,003,782
Withdrawals / Sales		(287,264)		(310)		(80,078)		(68,989)		(18,822)		(455,463)
Changes in fair value		—		—		—		19,597		18,914		38,511
Revaluation of investment properties		—		—		—		5,288		—		5,288
Transfers to/from non-current assets held for sale		(7,782)		—		—		21,722		—		13,940
Effect of movements in exchange rates		54,794		—		50,153		—		—		104,947
Reclassifications		143,507		(1,671)		(4,822)		(2,078)		—		134,936
Balance as of December 31, 2019		9,223,355		13,271		2,518,976		928,566		104,857		12,789,025
Increase / (decrease) due to changes in the lease variables		—		—		7,676		—		—		7,676
Business Combination (5)		293,014		—		90,492		10,164		—		393,670
Purchases or capitalized expenses (2)		634,885		4,481		237,542		37,533		21,285		935,726
Withdrawals / Sales		(270,147)		—		(113,348)		(145,105)		(18,488)		(547,088)
Changes in fair value		—		—		—		(46,924)		15,021		(31,903)
Revaluation of investment properties		—		—		—		9,014		—		9,014
Transfers to/from non-current assets held for sale		(246,021)		—		—		4,323		—		(241,698)
Effect of movements in exchange rates		11,103		—		(19,434)		(700)		—		(9,031)
Reclassifications		72,021		(1,647)		—		11,685		—		82,059
Balance as of December 31, 2020		9,718,210		16,105		2,721,904		808,556		122,675		13,387,450

Accumulated Depreciation:
Balance January 1, 2018		(2,690,167)		(3,606)		—		—		—		(2,693,773)
Depreciation of the year charged against profit or loss		(477,260)		(1,346)		—		—		—		(478,606)
Withdrawals / Sales (4)		164,541		1,381		—		—		—		165,922
Effect of movements in exchange rates		(63,058)		—		—		—		—		(63,058)
Reclassification		(4,897)		—		—		—		—		(4,897)
Balance December 31, 2018		(3,070,841)		(3,571)		—		—		—		(3,074,412)
Effects of amendments in accounting policies by rights of use		25,446		—		(82,351)		—		—		(56,905)
Depreciation of the year charged against profit or loss		(513,357)		(2,552)		(323,196)		—		—		(839,105)
Withdrawals / Sales		231,892		19		8,302		—		—		240,213
Transfers to/from non-current assets held for sale		1,069		—		—		—		—		1,069
Effect of movements in exchange rates		(25,950)		—		772		—		—		(25,178)
Reclassification		(83,564)		1,062		3,055		—		—		(79,447)
Balance December 31, 2019		(3,435,305)		(5,042)		(393,418)		—		—		(3,833,765)
Depreciation of the year charged against profit or loss		(556,579)		(3,616)		(361,510)		—		—		(921,705)
Withdrawals / Sales		213,460		—		36,542		—		—		250,002
Transfers to/from non-current assets held for sale		68,657		—		—		—		—		68,657
Effect of movements in exchange rates		(5,230)		—		33,831		—		—		28,601
Reclassification		(20)		1,548		(1,830)		—		—		(302)
Balance December 31, 2020		(3,715,017)		(7,110)		(686,385)		—		—		(4,408,512)

Impairment losses:
Balance as of January 1, 2018		(7,393)		—		—		—		—		(7,393)
Withdrawals / Year impairment charge		1,492		(3)		—		—		—		1,489
Balance as of December 31, 2018		(5,901)		(3)		—		—		—		(5,904)
Withdrawals / Year impairment charge		1,085		(30)		—		—		—		1,055
Balance as of December 31, 2019		(4,816)		(33)		—		—		—		(4,849)
Withdrawals / Year impairment charge		(86)		(51)		—		—		—		(137)
Balance as of December 31, 2020		(4,902)		(84)		—		—		—		(4,986)

Tangible assets, net:
Balance as of December 31, 2018	Ps.	5,663,743	Ps.	4,210	Ps.	—	Ps.	836,324	Ps.	84,206	Ps.	6,588,483
Balance as of December 31, 2019	Ps.	5,783,234	Ps.	8,196	Ps.	2,125,558	Ps.	928,566	Ps.	104,857	Ps.	8,950,411
Balance as of December 31, 2020	Ps.	5,998,291	Ps.	8,911	Ps.	2,035,519	Ps.	808,556	Ps.	122,675	Ps.	8,973,952

(1)	Only assets for own use different than assets given in operating lease are included (see note 15.2).
(2)

The total of purchases for own use, includes at December 31, 2020 Ps. 137, at December 31, 2019 Ps. 329 and Ps. 325 at December 31, 2018 for capitalization of intangible, and at December 31, 2020 Ps 966 for capitalization of borrowing costs.

(3)

Cost are included at fair value. The total of purchases of investment properties, includes at December 31, 2020 Ps. 35,874; Ps. 114,331 at December 31, 2019 and Ps. 6,895 at December 31, 2018, of assets received in total or partial settlement of the payment obligations of debtors.

(4)	Includes Ps. (114,099) in Own Use, Ps. 3,064 in investment properties and Ps. (4,225) in biological assets, from the liquidation of “Pizano” at December 31, 2018.
(5)	Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).
(6)	See Note 1.1 “Other events COVID-19” impact.

15.1.         Tangible assets for own use

The following is the detail of the balance at December 31, 2020 and 2019, by type:

			Accumulated		Impairment		Carrying
December 31, 2020	Cost		depreciation		loss		amount
Land	Ps.	1,119,233	Ps.	—	Ps.	(4,405)	Ps.	1,114,828
Buildings		2,676,382		(628,643)		—		2,047,739
Office equipment and accessories		1,109,808		(795,010)		(280)		314,518
Information technology equipment		2,205,683		(1,567,691)		—		637,992
Vehicles		138,054		(83,623)		—		54,431
Equipment and machinery		1,532,530		(342,150)		(217)		1,190,163
Silos		8,613		(6,746)		—		1,867
Warehouses		62,833		(34,275)		—		28,558
Improvements in leaseholds properties		464,407		(237,477)		—		226,930
Construction in progress		150,335		—		—		150,335
Bearer plants		250,332		(19,402)		—		230,930
Balance as of December 31, 2020	Ps.	9,718,210	Ps.	(3,715,017)	Ps.	(4,902)	Ps.	5,998,291

			Accumulated		Impairment		Carrying
December 31, 2019	Cost		depreciation		loss		amount
Land	Ps.	1,007,388	Ps.	—	Ps.	(4,279)	Ps.	1,003,109
Buildings		2,770,341		(639,060)		—		2,131,281
Office equipment and accessories		1,069,621		(740,455)		(284)		328,882
Information technology equipment		2,028,137		(1,434,889)		—		593,248
Vehicles		135,334		(70,283)		—		65,051
Equipment and machinery		1,397,337		(267,216)		(253)		1,129,868
Silos		8,613		(6,718)		—		1,895
Warehouses		62,002		(33,006)		—		28,996
Improvements in leaseholds properties		410,224		(229,969)		—		180,255
Construction in progress		96,576		—		—		96,576
Bearer plants		237,782		(13,709)		—		224,073
Balance as of December 31, 2019	Ps.	9,223,355	Ps.	(3,435,305)	Ps.	(4,816)	Ps.	5,783,234

15.2          Tangible assets given in operating leases:

The following is movement of carrying value amounts of the balance to as of December 31, 2020 and 2019, by type:

			Accumulated		Impairment		Carrying
December 31, 2020	Cost		depreciation		loss		amount
Computing equipment	Ps.	11,034	Ps.	(4,897)	Ps.	—	Ps.	6,137
Vehicles		2,776		(1,418)		—		1,358
Mobilization equipment and machinery		2,295		(795)		(84)		1,416
Balance as of December 31, 2020	Ps.	16,105	Ps.	(7,110)	Ps.	(84)	Ps.	8,911

			Accumulated		Impairment		Carrying
December 31, 2019	Cost		depreciation		loss		amount
Computing equipment	Ps.	8,758	Ps.	(3,321)	Ps.	—	Ps.	5,437
Vehicles		3,061		(1,365)		—		1,696
Mobilization equipment and machinery		1,452		(356)		(33)		1,063
Balance as of December 31, 2019	Ps.	13,271	Ps.	(5,042)	Ps.	(33)	Ps.	8,196

15.3          Right-of-use assets:

The following is movement of carrying value amounts of the balance to as of December 31, 2020 and 2019, by type:

				Accumulated		Impairment		Carrying
December 31, 2020		Cost		depreciation		loss		amount
Land	Ps.	30,353	Ps.	(3,076)	Ps.	—	Ps.	27,277
Buildings		2,196,138		(510,670)		—		1,685,468
Office equipment and accessories		2,126		(116)		—		2,010
Information technology equipment		101,540		(32,742)		—		68,798
Vehicles		84,231		(33,242)		—		50,989
Equipment and machinery		188,227		(73,853)		—		114,374
Warehouses		119,289		(32,686)		—		86,603
Balance as of December 31, 2020	Ps.	2,721,904	Ps.	(686,385)	Ps.	—	Ps.	2,035,519

			Accumulated		Impairment		Carrying
December 31, 2019	Cost		depreciation		loss		amount
Land	Ps.	27,411	Ps.	(1,210)	Ps.	—	Ps.	26,201
Buildings		2,028,767		(270,450)		—		1,758,317
Office equipment and accessories		73		(27)		—		46
Information technology equipment		89,818		(16,313)		—		73,505
Vehicles		74,410		(19,221)		—		55,189
Equipment and machinery		183,936		(69,194)		—		114,742
Warehouses		114,561		(17,003)		—		97,558
Balance as of December 31, 2019	Ps.	2,518,976	Ps.	(393,418)	Ps.	—	Ps.	2,125,558

15.4          Investment properties

The following table summarizes investment properties as of December 31, 2020 and 2019:

			Accumulated
			adjustments		Carrying
December 31, 2020	Cost		to fair value		amount
Land	Ps.	363,220	Ps.	135,899	Ps.	499,119
Buildings		242,049		67,388		309,437
Balance as of December 31, 2020	Ps.	605,269	Ps.	203,287	Ps.	808,556

			Accumulated
			adjustments		Carrying
December 31, 2019	Cost		to fair value		amount
Land	Ps.	446,012	Ps.	194,289	Ps.	640,301
Buildings		238,485		49,780		288,265
Balance as of December 31, 2019	Ps.	684,497	Ps.	244,069	Ps.	928,566

The following amounts have been recognized in the Consolidated Statement of Income during the years ended on December 31, 2020,  2019 and 2018 in relation to investments properties:

	December 31,		December 31,		December 31,
	2020		2019		2018
Income from rents	Ps.	8,382	Ps.	10,289	Ps.	10,370
Direct operating expenses deriving from property investments which create income from rent		(2,268)		(1,929)		(1,486)
Direct operating expenses deriving from property investments which do not create income from rent		(4,454)		(6,211)		(5,112)
	Ps.	1,660	Ps.	2,149	Ps.	3,772